Advances to Suppliers, Net (Tables)	12 Months Ended
Dec. 31, 2025
Advances to Suppliers, Net [Abstract]
Schedule of Advances to Suppliers

Advances to suppliers consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Prepayment for equipment and service purchase	$494,042	$524,930
Less: Allowance for credit losses	(2,860)	(2,740)
Advances to suppliers, net	$491,182	$522,190

Schedule of Changes of Allowance for Doubtful Accounts

The changes of allowance for doubtful accounts for the years ended December 31, 2025 and 2024 are as follows:

	December 31, 2025	December 31, 2024
Beginning balance	$2,740	$2,817
Foreign exchange translation	120	(77)
Ending balance	$2,860	$2,740